Condensed Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($)	3 Months Ended						12 Months Ended
	Jun. 30, 2025		Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024
Gross proceeds
Net proceeds	$ 888,138	[1]	$ 901,610	[2]
Shares held in abeyance					1,351,580		1,201,580
Warrants exercisable							3,951,634
Common Stock [Member]
Net proceeds	47	[1]	49	[2]
Aggregate fair value of common stock					3,351,580		3,351,580
Shares issued					2,000,000	[3]	2,000,000 [4]
Warrants exercisable							2,150,000
A T M Sales [Member]
Gross proceeds	927,335		1,083,915
Issuance costs	39,197		182,305
Net proceeds	$ 888,138		$ 901,610

[1]	Represents the gross proceeds of $927,335, less issuance costs of $39,197, resulting in net proceeds of $888,138. See Note 4 - Stockholders’ Equity - ATM Sales for additional details.
[2]	Represents the gross proceeds of $1,083,915, less issuance costs of $182,305, resulting in net proceeds of $901,610. See Note 4 - Stockholders’ Equity - ATM Sales for additional details.
[3]	Represents the aggregate fair value of 3,351,580 shares of common stock, which includes 2,000,000 shares that were issued at the time of the warrant exchange and 1,351,580 shares that were held in abeyance at the time of the warrant exchange. See Note 4 - Stockholders’ Equity - Warrant Exercise and Issuance and Note 5 - Fair Value Measurement for additional details.
[4]	Represents the aggregate fair value of 3,351,580 shares of common stock, which includes 2,150,000 shares that have been issued and 1,201,580 shares held in abeyance. See Note 6 - Stockholders’ Equity - Warrant Exercise and Issuance and Note 9 - Fair Value Measurement for additional details.